UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Balanced Fund
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.98%
Large Cap Equity	20.48
International Equity	17.52
Mid Cap Equity	12.49
Small Cap Equity	9.54
Fixed Interest Contract	4.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,115.40	$1.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.30	$1.19
Investor Class
Actual	$1,000.00	$1,113.70	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$2.92
Service Class
Actual	$1,000.00	$1,113.30	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.42
Class L
Actual	$1,000.00	$1,112.70	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.24% for the Institutional Class shares, 0.59% for the Investor Class shares, 0.69% for the Service Class shares, and 0.84% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
32,656,275	Great-West Bond Index Fund Institutional Class(a)	$322,970,554

TOTAL BOND MUTUAL FUNDS — 34.99% (Cost $318,435,496)		$322,970,554
EQUITY MUTUAL FUNDS
12,548,558	Great-West International Index Fund Institutional Class(a)	123,603,303
19,103,698	Great-West S&P 500® Index Fund Institutional Class(a)	189,126,608
12,861,880	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	115,371,062
10,820,553	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	88,079,301
3,238,284	Northern Emerging Markets Equity Index Fund	38,146,989

TOTAL EQUITY MUTUAL FUNDS — 60.05% (Cost $564,640,328)		$554,327,263
Account Balance		Fair Value
FIXED INTEREST CONTRACT
46,105,857 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 46,105,857

TOTAL FIXED INTEREST CONTRACT — 5.00% (Cost $46,105,857)		$ 46,105,857
TOTAL INVESTMENTS — 100.04% (Cost $929,181,681)		$923,403,674
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (339,316)
TOTAL NET ASSETS — 100.00%		$923,064,358

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West SecureFoundation® Balanced Fund
ASSETS:
Investments at fair value, affiliated(a)	$885,256,685
Investments at fair value, unaffiliated(b)	38,146,989
Subscriptions receivable	289,749
Receivable for investments sold	4,168,656
Total Assets	927,862,079
LIABILITIES:
Payable for distribution fees	76,092
Payable for shareholder services fees	212,198
Payable to investment adviser	51,026
Redemptions payable	4,458,405
Total Liabilities	4,797,721
NET ASSETS	$923,064,358
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,560,658
Paid-in capital in excess of par	876,588,260
Total distributable earnings	38,915,440
NET ASSETS	$923,064,358
NET ASSETS BY CLASS
Investor Class	$334,781,348
Service Class	$82,763,647
Class L	$383,916,417
Institutional Class	$121,602,946
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Service Class	30,000,000
Class L	50,000,000
Institutional Class	20,000,000
Issued and Outstanding
Investor Class	24,698,398
Service Class	6,022,269
Class L	32,339,082
Institutional Class	12,546,829
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.55
Service Class	$13.74
Class L	$11.87
Institutional Class	$9.69
(a) Cost of investments, affiliated	$892,890,271
(b) Cost of investments, unaffiliated	$36,291,410
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West SecureFoundation® Balanced Fund
INVESTMENT INCOME:
Interest, affiliated	$311,283
Dividends, affiliated	8,474,209
Dividends, unaffiliated	(24,630)
Total Income	8,760,862
EXPENSES:
Management fees	418,670
Shareholder services fees – Investor Class	517,070
Shareholder services fees – Service Class	122,235
Shareholder services fees – Class L	631,259
Distribution fees – Service Class	34,754
Distribution fees – Class L	448,607
Total Expenses	2,172,595
Less management fees waived	111,187
Net Expenses	2,061,408
NET INVESTMENT INCOME	6,699,454
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(455,798)
Net realized gain on investments, unaffiliated	666,908
Net Realized Gain	211,110
Net change in unrealized appreciation on investments, affiliated	79,254,074
Net change in unrealized appreciation on investments, unaffiliated	2,785,615
Net Change in Unrealized Appreciation	82,039,689
Net Realized and Unrealized Gain	82,250,799
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,950,253
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Balanced Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$6,699,454	$17,732,025
Net realized gain	211,110	62,960,895
Net change in unrealized appreciation (depreciation)	82,039,689	(125,062,409)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,950,253	(44,369,489)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,247,848)	(16,686,520)
Service Class	(521,947)	(3,897,518)
Class L	(2,553,396)	(22,833,912)
Institutional Class	(1,417,604)	(9,362,476)
From Net Investment Income and Net Realized Gains	(6,740,795)	(52,780,426)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,883,803	48,182,330
Service Class	11,463,788	26,477,077
Class L	16,910,744	112,402,310
Institutional Class	21,947,713	53,304,531
Shares issued in reinvestment of distributions
Investor Class	2,247,848	16,686,520
Service Class	521,947	3,897,518
Class L	2,553,396	22,833,912
Institutional Class	1,417,604	9,362,476
Shares issued in connection with fund reorganization
Investor Class	42,415,393	N/A
Service Class	23,739,897	N/A
Class L	9,410,229	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(24,314,451)	(54,722,660)
Service Class	(22,763,649)	(32,396,790)
Class L	(16,776,645)	(25,964,194)
Institutional Class	(13,035,742)	(20,189,661)
Net Increase in Net Assets Resulting from Capital Share Transactions	77,621,875	159,873,369
Total Increase in Net Assets	159,831,333	62,723,454
NET ASSETS:
Beginning of Period	763,233,025	700,509,571
End of Period	$923,064,358	$763,233,025
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West SecureFoundation® Balanced Fund	2019 (Unaudited)	2018
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,732,574	3,522,367
Service Class	859,126	1,910,369
Class L	1,480,272	9,264,992
Institutional Class	2,313,581	5,248,593
Shares issued in reinvestment of distributions
Investor Class	167,625	1,296,961
Service Class	38,379	298,656
Class L	217,310	2,023,884
Institutional Class	147,821	1,008,925
Shares issued in connection with fund reorganization
Investor Class	3,148,377	N/A
Service Class	1,738,423	N/A
Class L	797,163	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(1,842,641)	(3,989,946)
Service Class	(1,716,232)	(2,327,692)
Class L	(1,456,321)	(2,159,225)
Institutional Class	(1,369,405)	(2,009,079)
Net Increase	6,256,052	14,088,805
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)(d)
Investor Class
06/28/2019(Unaudited)	$12.25	0.11	1.28	1.39	(0.09)	-	(0.09)	$13.55	11.37% (e)
12/31/2018	$13.77	0.31	(1.02)	(0.71)	(0.27)	(0.54)	(0.81)	$12.25	(5.33%)
12/31/2017	$12.69	0.29	1.34	1.63	(0.26)	(0.29)	(0.55)	$13.77	12.94%
12/31/2016	$12.14	0.28	0.77	1.05	(0.24)	(0.26)	(0.50)	$12.69	8.73%
12/31/2015	$12.76	0.27	(0.35)	(0.08)	(0.22)	(0.32)	(0.54)	$12.14	(0.66%)
12/31/2014	$12.53	0.27	0.50	0.77	(0.21)	(0.33)	(0.54)	$12.76	6.13%
Service Class
06/28/2019(Unaudited)	$12.42	0.11	1.30	1.41	(0.09)	-	(0.09)	$13.74	11.33% (e)
12/31/2018	$13.94	0.30	(1.03)	(0.73)	(0.25)	(0.54)	(0.79)	$12.42	(5.43%)
12/31/2017	$12.83	0.27	1.36	1.63	(0.23)	(0.29)	(0.52)	$13.94	12.84%
12/31/2016	$12.26	0.25	0.79	1.04	(0.21)	(0.26)	(0.47)	$12.83	8.60%
12/31/2015	$12.86	0.21	(0.30)	(0.09)	(0.19)	(0.32)	(0.51)	$12.26	(0.73%)
12/31/2014	$12.62	0.21	0.55	0.76	(0.19)	(0.33)	(0.52)	$12.86	6.00%
Class L
06/28/2019(Unaudited)	$10.74	0.08	1.13	1.21	(0.08)	-	(0.08)	$11.87	11.27% (e)
12/31/2018	$12.18	0.27	(0.92)	(0.65)	(0.25)	(0.54)	(0.79)	$10.74	(5.54%)
12/31/2017	$11.29	0.25	1.16	1.41	(0.23)	(0.29)	(0.52)	$12.18	12.64%
12/31/2016	$10.88	0.28	0.62	0.90	(0.23)	(0.26)	(0.49)	$11.29	8.36%
12/31/2015	$11.50	0.25	(0.35)	(0.10)	(0.20)	(0.32)	(0.52)	$10.88	(0.87%)
12/31/2014	$11.33	0.18	0.49	0.67	(0.17)	(0.33)	(0.50)	$11.50	5.92%
Institutional Class
06/28/2019(Unaudited)	$ 8.78	0.09	0.93	1.02	(0.11)	-	(0.11)	$ 9.69	11.54% (e)
12/31/2018	$10.15	0.29	(0.77)	(0.48)	(0.35)	(0.54)	(0.89)	$ 8.78	(4.91%)
12/31/2017	$ 9.52	0.27	0.98	1.25	(0.33)	(0.29)	(0.62)	$10.15	13.27%
12/31/2016	$ 9.25	0.34	0.48	0.82	(0.29)	(0.26)	(0.55)	$ 9.52	9.08%
12/31/2015 (f)	$10.00	0.23	(0.52)	(0.29)	(0.26)	(0.20)	(0.46)	$ 9.25	(3.00%) (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$334,781	0.45% (i)	0.42% (i)	1.70% (i)	9% (e)
12/31/2018	$263,182	0.45%	0.42%	2.28%	18%
12/31/2017	$284,473	0.45%	0.42%	2.19%	9%
12/31/2016	$226,067	0.45%	0.43%	2.25%	11%
12/31/2015	$140,210	0.36%	0.34%	2.08%	13% (j)
12/31/2014	$ 70,113	0.10%	0.10%	2.09%	13%
Service Class
06/28/2019 (Unaudited)	$ 82,764	0.55% (i)	0.52% (i)	1.65% (i)	9% (e)
12/31/2018	$ 63,353	0.55%	0.52%	2.17%	18%
12/31/2017	$ 72,766	0.55%	0.52%	2.02%	9%
12/31/2016	$ 68,347	0.55%	0.53%	2.00%	11%
12/31/2015	$ 55,585	0.43%	0.41%	1.63%	13% (j)
12/31/2014	$ 60,352	0.20%	0.20%	1.63%	13%
Class L
06/28/2019 (Unaudited)	$383,916	0.70% (i)	0.67% (i)	1.38% (i)	9% (e)
12/31/2018	$336,083	0.70%	0.67%	2.24%	18%
12/31/2017	$270,098	0.70%	0.68%	2.07%	9%
12/31/2016	$171,966	0.70%	0.68%	2.50%	11%
12/31/2015	$ 62,597	0.63%	0.61%	2.16%	13% (j)
12/31/2014	$ 19,240	0.35%	0.35%	1.55%	13%
Institutional Class
06/28/2019 (Unaudited)	$121,603	0.10% (i)	0.07% (i)	2.02% (i)	9% (e)
12/31/2018	$100,615	0.10%	0.07%	2.84%	18%
12/31/2017	$ 73,172	0.10%	0.08%	2.65%	9%
12/31/2016	$ 40,692	0.10%	0.08%	3.54%	11%
12/31/2015 (f)	$ 1,493	0.10% (i)	0.07% (i)	3.50% (i)	13% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Fund classifies valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 28, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. The Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding the Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since the Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Fund. To the extent the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$933,264,488
Gross unrealized appreciation on investments	26,561,264
Gross unrealized depreciation on investments	(36,422,078)
Net unrealized depreciation on investments	$(9,860,814)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the Fund’s average daily net assets of the Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. The Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount

Semi-Annual Report - June 28, 2019

the Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following table is a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	32,656,275	$264,705,090	$33,077,968	$14,858,544	$(188,966)	$ 39,586,490	$4,125,995	$322,970,554	34.99%
					(188,966)	39,586,490	4,125,995	322,970,554	34.99
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	12,548,558	97,146,435	7,332,857	6,469,140	62,052	26,470,243	-	123,603,303	13.39
Great-West S&P 500® Index Fund Institutional Class	19,103,698	169,638,722	4,656,651	29,368,313	489,953	44,767,372	2,581,541	189,126,608	20.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	12,861,880	98,127,118	6,602,700	13,863,758	(832,168)	24,569,950	999,829	115,371,062	12.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	10,820,553	68,476,012	11,729,366	5,125,358	13,331	12,525,897	742,214	88,079,301	9.54
					(266,832)	108,333,462	4,323,584	516,180,274	55.92

Semi-Annual Report - June 28, 2019

Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost(a)	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract(b)	46,105,857	$ 43,458,260	$ 5,367,846	$ (3,056,162)	$ -	$ -	$ 335,913	$ 46,105,857	5.00%
					0	0	335,913	46,105,857	5.00
				Total	$(455,798)	$147,919,952	$8,785,492	$885,256,685	95.91%
(a)Includes assets received as part of the Fund's reorganization.
(b)Values represented include that of both the Target Fund and the Acquiring Fund.
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments were $77,097,034 and $74,465,136, respectively.
4.  FUND REORGANIZATION
On April 12, 2019, the Fund (Acquiring Fund) acquired all the net assets of the Great-West SecureFoundation® Lifetime 2015 Fund (Target Fund) pursuant to an agreement and plan of reorganization approved by the Board of Directors. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code for federal income tax purposes, and the Target Fund's shareholders will not recognize gains or losses for federal income tax purposes as a result of the reorganization.
Prior to the closing of the reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. As with other Fund distributions, a distribution may be taxable to the Target Fund shareholders for federal income tax purposes.
Investments
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the reorganization were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Cost of investments	$74,653,732
Investments in securities, fair value	75,583,314
Net unrealized appreciation	929,582
Capital loss carryforwards available for potential utilization	-
For financial reporting purposes, assets received and shares issued by the Acquiring Fund (listed below) were recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share Transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the reorganization were as follows:

Semi-Annual Report - June 28, 2019

	Shares Outstanding	Net Assets	NAV per Share
Target Fund - Prior to the Reorganization
Investor Class	4,189,781	$ 42,415,393	$10.12
Service Class	2,295,152	23,739,897	10.34
Class L	1,064,968	9,410,229	8.84
Acquiring Fund - Prior to the Reorganization
Institutional Class	12,102,262	117,066,811	9.67
Investor Class	21,482,559	289,414,839	13.47
Service Class	4,691,417	64,066,210	13.66
Class L	31,664,021	373,784,828	11.80
Acquiring Fund - After the Reorganization
Institutional Class	16,487,127	159,482,204	9.67
Investor Class	23,244,714	313,154,736	13.47
Service Class	5,389,506	73,476,439	13.66
Class L	31,664,021	373,784,828	11.80
Pro Forma Results of Operations
The beginning of the Target Fund's fiscal year was January 1, 2019. Assuming the reorganization had been completed on January 1, 2019, the beginning of the Acquiring Fund's current fiscal year, the pro forma results of operations for the period ended June 28, 2019, are as follows:
Great-West SecureFoundation® Balanced Fund
Net investment income	$ 6,791,638
Net realized and unrealized gain	88,748,050
Net increase in net assets resulting from operations	95,539,688
Because the combined funds for the reorganization have been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund's Statement of Operations for the Acquiring Fund since the reorganization was consummated.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West SecureFoundation Balanced Fund (the “Fund”), a series of the Company.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark composite index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018 for the Investor Class and, with respect to the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the composite index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its composite index and to a peer group of funds.
The Board noted that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for the one-year period ended December 31, 2018, which exceeded the performance universe median, and in the second quintile of its performance universe for the three- and five-year periods ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers). As to the Institutional Class, the annualized returns were in the second and first quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also observed that while the Investor Class underperformed its composite index for each period reviewed, the Institutional Class approximated its composite index for each period reviewed. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to the Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”) and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Fund’s unified investment management fee structure, as well as its investment strategy of investing in underlying funds, the Board considered the Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratio of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In this connection, the Board noted that Broadridge identified only four peers for the Investor Class and three peers for the Institutional Class. Taking into account the foregoing, the Board observed that for the Investor Class the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio. With respect to the Institutional Class, the Board observed that the total annual operating expense ratio, including underlying fund expenses, was below the peer group median expense ratio and the lowest in the peer group. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Fund may have a higher advisory fee than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Fund and the differences in the range of services provided to the Fund and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including, in particular the shareholder services provided by GWLA. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. The Board also considered that, to purchase shares of the Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWLA and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWLA NY”), and that shareholders pay GWLA and GWLA NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019